CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Adoption of ASC 326	Adjusted Balance	Common Shares	Common Shares Adjusted Balance	Treasury Stock	Treasury Stock Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance	Retained Earnings	Retained Earnings Adoption of ASC 326	Retained Earnings Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Adjusted Balance	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Adjusted Balance
Beginning balance at Dec. 31, 2018	$ 5,068			$ 25		$ (128)		$ 4,409		$ 2,596			$ (1,859)		$ 25
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2018																	$ 30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	263									257					6
Net income (loss), redeemable non controlling interests																	1
Other comprehensive income (loss), net of tax	49												47		2
Reclassification of certain tax effects	0									65			(65)
Dividends paid	0																(1)
Common shares issued from treasury stock and capital increase for share-based compensation	0					6		(6)
Share-based compensation expense	9							9
Other changes	2							3							(1)
Ending balance at Mar. 31, 2019	5,391			25		(122)		4,415		2,918			(1,877)		32
Ending balance, redeemable noncontrolling interests at Mar. 31, 2019																	30
Beginning balance at Dec. 31, 2018	5,068			25		(128)		4,409		2,596			(1,859)		25
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2018																	30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss), net of tax	30
Reclassification of certain tax effects													(65)
Ending balance at Sep. 30, 2019	6,126			25		(142)		4,402		3,694			(1,892)		39
Ending balance, redeemable noncontrolling interests at Sep. 30, 2019																	34
Beginning balance at Mar. 31, 2019	5,391			25		(122)		4,415		2,918			(1,877)		32
Beginning balance, redeemable noncontrolling interests at Mar. 31, 2019																	30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	422									414					8
Net income (loss), redeemable non controlling interests																	5
Other comprehensive income (loss), net of tax	(5)												(3)		(2)
Dividends paid	(275)									(275)							(2)
Acquisition of treasury stock	(45)					(45)
Common shares issued from treasury stock and capital increase for share-based compensation	(2)					19		(21)
Share-based compensation expense	12							12
Other changes	(9)							(9)
Ending balance at Jun. 30, 2019	5,489			25		(148)		4,397		3,057			(1,880)		38
Ending balance, redeemable noncontrolling interests at Jun. 30, 2019																	33
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	640									637					3
Net income (loss), redeemable non controlling interests																	3
Other comprehensive income (loss), net of tax	(14)												(12)		(2)
Dividends paid	0																(2)
Acquisition of treasury stock	0					0
Common shares issued from treasury stock and capital increase for share-based compensation	(1)					6		(7)
Share-based compensation expense	9							9
Other changes	3							3
Ending balance at Sep. 30, 2019	6,126			25		(142)		4,402		3,694			(1,892)		39
Ending balance, redeemable noncontrolling interests at Sep. 30, 2019																	34
Beginning balance at Dec. 31, 2019	6,121	$ (36)	$ 6,085	25	$ 25	(154)	$ (154)	4,404	$ 4,404	3,808	$ (36)	$ 3,772	(2,002)	$ (2,002)	40	$ 40
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2019	35																35	$ 35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(56)									(65)					9
Net income (loss), redeemable non controlling interests																	2
Other comprehensive income (loss), net of tax	(401)												(399)		(2)
Dividends paid	0																(1)
Decrease in non controlling interest due to the change of ownership	(9)							(5)							(4)
Share-based compensation expense	5							5
Other changes	(2)							(3)							1
Ending balance at Mar. 31, 2020	5,622			25		(154)		4,401		3,707			(2,401)		44
Ending balance, redeemable noncontrolling interests at Mar. 31, 2020																	36
Beginning balance at Dec. 31, 2019	6,121	$ (36)	$ 6,085	25	$ 25	(154)	$ (154)	4,404	$ 4,404	3,808	$ (36)	$ 3,772	(2,002)	$ (2,002)	40	$ 40
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2019	35																35	$ 35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss), net of tax	(655)
Ending balance at Sep. 30, 2020	4,799			25		(140)		4,397		3,115			(2,657)		59
Ending balance, redeemable noncontrolling interests at Sep. 30, 2020	41																41
Beginning balance at Mar. 31, 2020	5,622			25		(154)		4,401		3,707			(2,401)		44
Beginning balance, redeemable noncontrolling interests at Mar. 31, 2020																	36
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	357									350					7
Net income (loss), redeemable non controlling interests																	4
Other comprehensive income (loss), net of tax	(59)												(59)
Dividends paid	0																(2)
Common shares issued from treasury stock and capital increase for share-based compensation	0					14		(14)
Share-based compensation expense	4							4
Other changes	1							1
Ending balance at Jun. 30, 2020	5,925			25		(140)		4,392		4,057			(2,460)		51
Ending balance, redeemable noncontrolling interests at Jun. 30, 2020																	38
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(936)									(942)					6
Net income (loss), redeemable non controlling interests																	4
Other comprehensive income (loss), net of tax	(194)												(197)		3
Dividends paid	0																(1)
Share-based compensation expense	3							3
Other changes	1							2							(1)
Ending balance at Sep. 30, 2020	4,799			$ 25		$ (140)		$ 4,397		$ 3,115			$ (2,657)		$ 59
Ending balance, redeemable noncontrolling interests at Sep. 30, 2020	$ 41																$ 41